Summary of Variable Annuity Contracts with Guarantees (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Guaranteed death benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value		$ 243,833	$ 223,651
Net amount at risk	[1]	$ 4,392	$ 16,137
Average attained age of contract holders		68 years	67 years
Liability for guarantees related to income benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value		$ 18,849	$ 16,873
Net amount at risk	[2]	$ 1,750	$ 2,898
Weighted average waiting period until annuitization or guarantee date		0 years	0 years
Withdrawal benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value		$ 15,173	$ 13,989
Net amount at risk	[3]	421	485
Guaranteed accumulation benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value		24,033	25,272
Net amount at risk	[4]	$ 224	$ 849
Weighted average waiting period until annuitization or guarantee date		3 years	3 years

[1]	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
[2]	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
[3]	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
[4]	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.